Biological assets (Details) - Schedule of changes in agricultural activity - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Grains [Member]
Biological assets (Details) - Schedule of changes in agricultural activity [Line Items]
Opening balance	R$ 20,749	R$ 12,860
Expenditures with plantation	260,502	208,934
Biological assets due to the acquisition of Bolivia	11,614
Biological assets due to the acquisition of Agrifirma		4,883
Expenditures with tilling
Fair value variation	344,761	84,435
Harvest of agricultural produce	(571,199)	(291,798)
Effect of conversion	(1,873)	1,435
Total balance	64,554	20,749
Cotton [Member]
Biological assets (Details) - Schedule of changes in agricultural activity [Line Items]
Opening balance	13,724	8,606
Expenditures with plantation	14,978	13,702
Biological assets due to the acquisition of Bolivia
Biological assets due to the acquisition of Agrifirma
Expenditures with tilling
Fair value variation	30,051	1,373
Harvest of agricultural produce	(44,891)	(9,957)
Effect of conversion
Total balance	13,862	13,724
Sugarcane [Member]
Biological assets (Details) - Schedule of changes in agricultural activity [Line Items]
Opening balance	72,043	64,528
Expenditures with plantation
Biological assets due to the acquisition of Bolivia	6,619
Biological assets due to the acquisition of Agrifirma
Expenditures with tilling	162,037	144,177
Fair value variation	142,302	75,861
Harvest of agricultural produce	(262,107)	(212,523)
Effect of conversion	(548)
Total balance	R$ 120,346	R$ 72,043